Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward of Goodwill
The following are the changes in the carrying value of goodwill for the fiscal years ended 31 March 2021 and 2020:

(Millions of US dollars)	Europe Building Products	Asia Pacific Fiber Cement	Total
Balance - 31 March 2019	$200.8	$0.3	$201.1
Impairment	—	(0.2)	(0.2)
Foreign exchange impact	(3.9)	(0.1)	(4.0)
Balance - 31 March 2020	$196.9	$—	$196.9
Foreign exchange impact	12.4	—	12.4
Balance - 31 March 2021	$209.3	$—	$209.3

Schedule of Indefinite-Lived Intangible Assets
The following are the net carrying amount of indefinite lived intangible assets other than goodwill for the fiscal years ended 31 March 2021 and 2020:

	31 March
(Millions of US dollars)	2021	2020
Tradenames	$120.6	$113.5
Other	7.4	7.4
Total	$128.0	$120.9

Schedule of Finite-Lived Intangible Assets
The following are the net carrying amount of amortizable intangible assets for the fiscal years ended 31 March 2021 and 2020:

	Year Ended 31 March 2021
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$55.2	$(9.3)	$45.9
Other	10.9	(10.9)	—
Total	$66.1	$(20.2)	$45.9

	Year Ended 31 March 2020
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$51.4	$(6.4)	$45.0
Other	11.6	(10.8)	0.8
Total	$63.0	$(17.2)	$45.8

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	At 31 March 2021, the estimated future amortization of intangible assets is as follows:

Years ended 31 March (Millions of US dollars):
2022	$3.5
2023	4.3
2024	4.7
2025	4.8
2026	5.0